Braskem Idesa Borrowings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 15,134	R$ 11,250
Current liabilities	857	739
Non-current liabilities	14,277	10,511
Total	R$ 15,134	11,250
Bond I [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	Nov-2029
Borrowings, Currency and annual stated interest rate (%)	US dollar exchange variation + 7.45
Braskem idesa borrowings	R$ 5,497	4,383
Bond I I [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	Feb-2032
Borrowings, Currency and annual stated interest rate (%)	US dollar exchange variation + 6.99
Braskem idesa borrowings	R$ 7,446	5,936
Bond [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	R$ 12,943	10,319
Others 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	Oct-2026
Borrowings, Currency and annual stated interest rate (%)	US dollar exchange variation + quarterly Term SOFR + 4.25
Braskem idesa borrowings	R$ 647	625
Others 2 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	Oct-2028
Borrowings, Currency and annual stated interest rate (%)	US dollar exchange variation + semiannual Term SOFR + 3.25
Braskem idesa borrowings	R$ 1,936	766
Others [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	2,583	1,391
Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings	R$ (392)	R$ (460)